As filed with the Securities and Exchange Commission on December 7, 2015

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 122	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 122	☒
(Check appropriate box or boxes)

VOYA INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 122 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 7th day of December, 2015.

VOYA INVESTORS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
President, Chief Executive Officer, and Interested Trustee
Shaun P. Mathews*		December 7, 2015
Senior Vice President and Chief/Principal Financial Officer
Todd Modic*		December 7, 2015
Trustee

Colleen D. Baldwin*		December 7, 2015
Trustee

John V. Boyer*		December 7, 2015
Trustee

Patricia W. Chadwick*		December 7, 2015
Trustee

Albert E. DePrince, Jr.*		December 7, 2015
Trustee

Peter S. Drotch*		December 7, 2015
Trustee

Martin J. Gavin*		December 7, 2015
Trustee

Russell H. Jones*		December 7, 2015
Trustee

Patrick Kenny*		December 7, 2015
Trustee

Joseph E. Obermeyer*		December 7, 2015
Trustee

Sheryl K. Pressler*		December 7, 2015
Trustee

Christopher P. Sullivan*		December 7, 2015
Trustee

Roger B. Vincent*		December 7, 2015
Trustee

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.**
as Attorney-in-Fact

** Powers of Attorney for Todd Modic and each Trustee (except Christopher P. Sullivan) were filed as attachments to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on September 21, 2015 and are incorporated herein by reference. Power of Attorney for Christopher P. Sullivan was filed as an attachment to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on November 19, 2015 and is incorporated herein by reference.

EXHIBIT INDEX

VOYA INVESTORS TRUST

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase